Fair Value of Financial Instruments (Details 4) (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Sep. 30, 2013	Sep. 30, 2012
Impact on income statement of derivative instruments designated as cash flow and net investment hedging instruments
Amount of Gain or (Loss) Recognized in OCI on Derivative (Effective Portion)	$ (2,213)	$ (13,262)
Amount of Gain or (Loss) Reclassified from Accumulated OCI into Income (Effective Portion)	(7,904)	(9,326)
Interest rate swaps | Cash Flow Hedges:
Impact on income statement of derivative instruments designated as cash flow and net investment hedging instruments
Amount of Gain or (Loss) Recognized in OCI on Derivative (Effective Portion)	(3,500)	(6,895)
Amount of Gain or (Loss) Reclassified from Accumulated OCI into Income (Effective Portion)	(7,904)	(9,326)
Cross currency swaps | Net Investment Hedges:
Impact on income statement of derivative instruments designated as cash flow and net investment hedging instruments
Amount of Gain or (Loss) Recognized in OCI on Derivative (Effective Portion)	$ 1,287	$ (6,367)